TAXATION	12 Months Ended
Dec. 31, 2025
TAXATION
TAXATION

16.  TAXATION

Enterprise income tax (“EIT”)

Cayman Islands

The Company and First Ray Cayman are incorporated in the Cayman Islands and conducts its primary business operations through the subsidiaries and the Former VIE in the PRC or overseas. Under the current laws of the Cayman Islands, the Company and First Ray Cayman are not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company and First Ray Cayman to their shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Luckin BVI, Luckin International BVI and First Ray BVI are incorporated in the British Virgin Islands and conducts its primary business operations through the subsidiaries and the Former VIE in the PRC or overseas. Under the current laws of the British Virgin Islands, these BVI companies are not subject to tax on income or capital gains. Additionally, upon payments of dividends by these companies to their shareholders, no BVI withholding tax will be imposed.

Hong Kong, PRC

Luckin HK, Luckin Roasting, Luckin Trading HK, Luckin Coffee International (Hong Kong) Limited (“Luckin International HK”) and Luckin HK Operation are incorporated in Hong Kong and are subject to Hong Kong profits tax rate. Under the two-tiered profits tax rates regime, the first 2.0 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD2.0 million will be taxed at 16.5%. Additionally, upon payments of dividends by the Company to its shareholders, no HK withholding tax will be imposed.

Singapore

Under the current laws of Singapore, the Group’s subsidiaries in Singapore are subject to 17% income tax rate on any taxable income accruing in or derived from Singapore, or received in Singapore from outside Singapore. Additionally, upon payments of dividends by the subsidiaries to its shareholder, no Singapore withholding tax will be imposed.

United States

The Group’s subsidiaries incorporated in the United States are subject to a flat federal corporate income tax rate of 21% .in accordance with prevailing tax regulations of the United States. These subsidiaries are also subject to state and local income taxes in accordance with the applicable local tax regulations. Additionally, upon payments of dividends by the subsidiaries to its shareholder are generally subject to U.S. federal withholding tax at a rate of 30%, which may be reduced under an applicable income tax treaty.

In July 2025, the One Big Beautiful Bill Act (the “OBBBA”) was signed into law in the U.S. The OBBBA includes a broad range of provisions, such as the permanent extension of certain expiring provisions of the Tax Cuts and Jobs Act, modifications to the international tax framework and others. These provisions have multiple effective dates beginning in 2025. Based on the Group’s preliminary analysis, this legislation is not expected to have a material impact on the Group’s consolidated financial statements. The Group will monitor the regulatory developments and continue to evaluate the impact, if any.

16.   TAXATION (CONTINUED)

Ireland

The Group’s subsidiary incorporated in Ireland is subject to a corporation tax rate of 12.5% on its trading income and 25% on its non-trading income under the prevailing Irish tax regulations. Additionally, upon payments of dividends by the subsidiary to its shareholder, such payments are subject to a statutory withholding tax of 25%; however, such withholding tax rate may be reduced or exempted under the applicable income tax treaty.

Malaysia

The Group has no incorporated entities in Malaysia. However, the Group generates revenue from its franchise business within Malaysia. Under the prevailing tax regulations of Malaysia, certain payments made by Malaysian residents to non-residents are subject to Malaysian withholding tax at a statutory rate of 10%. Such withholding tax rate may be reduced or exempted under the applicable tax treaty.

PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. Most of the Group’s PRC subsidiaries and its consolidated VIE are subject to the statutory income tax rate of 25%.

The EIT Law and its implementation rules permit certain High and New Technologies Enterprises, or HNTEs, to enjoy a reduced 15% enterprise income tax rate subject to these HNTEs meeting certain qualification criteria. Luckin Coffee Information Technology (Xiamen) Ltd, Co. (“LK Xiamen Tech”) renewed the privilege of HNTEs and enjoyed a reduced 15% enterprise income tax rate from November 2023 to November 2025.LK Xiamen Tech will renew the qualification in 2026.

From January 1, 2020 to December 31, 2027, enterprises registered in the Hainan Free Trade Port that are engaged in encouraged industries and are substantially in operation will be subject to a reduced 15% enterprise income tax rate. Luckin Trading (Hainan) Ltd, Co., Luckin Coffee (Haikou) Ltd, Co. and Luckin Coffee Technology (Hainan) Co., Ltd. were qualified as such enterprises and enjoyed 15% preferential income tax rate.

From 2019, the State Administration of Taxation provides a preferential corporate income tax rate of 20%, an exemption at 75% or 87.5% for the assessable taxable profits under RMB 1.0 million, an exemption at 50% or 75% for the assessable taxable profits between RMB 1.0 million and RMB 3.0 million, for qualified small enterprises with low profits. The actual preferential corporate income tax rate after considering the exemption was 5% for assessable taxable profits less than RMB 1.0 million, while the rate was 5% for the assessable taxable profits between RMB1.0 million and RMB3.0 million from 2023 to 2025. The policy of the actual preferential corporate income tax rates of 5% after considering the exemption will continue to be implemented until December 31, 2027.

Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

16.   TAXATION (CONTINUED)

Pillar Two rules

The Organization Economic Cooperation and Development introduced Base Erosion and Profit Shifting Pillar Two rules that impose a global minimum tax rate of 15%. For 2024, all the jurisdictions in which our company has operations have not implemented Pillar Two rules. For 2025, this legislation did not have a material impact on the Group’s financial statements. The Group will monitor the regulatory developments and continue to evaluate the impact, if any.

As described in Note 2(ff), the Group adopted ASU 2023-09 on January 1, 2025, and applied the disclosure requirements retrospectively to all periods presented.

The components of income before income taxes are as follows:

	For the year ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Income before income taxes
PRC	3,225,895	3,719,882	5,589,445	797,774
Hong Kong, PRC	33,395	31,033	2,965	423
Other foreign jurisdictions	(157,126)	(24,653)	(312,235)	(44,565)
Total income before income tax	3,102,164	3,726,262	5,280,175	753,632

Income tax expenses
Current income tax expenses	399,740	692,072	1,285,431	183,468
PRC	394,700	687,001	1,285,385	183,461
Hong Kong, PRC	5,040	5,071	46	7
Other foreign jurisdictions	—	—	—	—
Deferred tax expenses/(benefits)	(141,613)	78,481	394,362	56,287
PRC	(141,613)	78,481	54,565	7,788
Hong Kong, PRC	—	—	339,797	48,499
Other foreign jurisdictions	—	—	—	—
Income tax expense	258,127	770,553	1,679,793	239,755

16.   TAXATION (CONTINUED)

Pillar Two rules (continued)

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2023, 2024 and 2025 to income tax expense were as follows:

	For the year ended
	December 31,
	2023		2024		2025
	RMB	%	RMB	%	RMB	%	US$
Income before income taxes	3,102,164		3,726,262		5,280,175		753,632

Income tax expenses computed at PRC statutory income tax rate of 25%	775,541	25%	931,565	25%	1,320,044	25%	188,408

Foreign tax effects
Hong Kong，PRC
Statutory tax rate difference between Hong Kong, PRC and PRC	(2,839)	0%	(2,725)	0%	1,764	0%	252
Withholding tax on distributable earnings	—	—	—	—	339,797	6%	48,499
Others	(470)	0%	38	0%	(2,459)	0%	(351)

Other foreign jurisdictions	39,282	1%	6,163	0%	78,059	1%	11,141

Tax credits
Additional deduction for R&D expenses	(19,397)	(1)%	(17,699)	0%	(20,675)	0%	(2,951)
Nontaxable or nondeductible Items
Non-deductible share-based compensation expenses	45,722	1%	60,020	2%	100,965	2%	14,411
Non-deductible expenses and non-taxable income	5,378	0%	11,026	0%	48,846	1%	6,971
Change of valuation allowance	(616,962)	(19)%	(303,889)	(8)%	(70,521)	(1)%	(10,065)
Changes in unrecognized tax benefits	24,536	1%	6,853	0%	(21,834)	0%	(3,116)
Effect of cross-border tax law	—	—	—	—	—	—	—
Effect of changes in tax laws or rates enacted in the current period	725	0%	—	—	(392)	0%	(56)
Others	6,611	0%	79,201	2%	(93,801)	(2)%	(13,388)

Income tax expense	258,127	8%	770,553	21%	1,679,793	32%	239,755

The Group intends to permanently reinvest cumulative undistributed earnings held·by certain subsidiaries within the PRC. As of December 31, 2025, the total amount of undistributed earnings from these subsidiaries for which no withholding tax has been accrued was RMB318.0 million (US$45.4 million).

16.   TAXATION (CONTINUED)

Deferred Taxes

The significant components of deferred tax assets/(liabilities) were as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses	28,006	53,314	7,610
Accrued welfare	95,811	165,708	23,651
Operating lease liabilities	1,407,218	1,788,024	255,202
Impairment loss of long-lived assets and investments	6,703	3,639	519
Allowance for doubtful accounts	781	781	111
Tax losses	301,407	130,303	18,598
Total deferred tax assets before valuation allowance	1,839,926	2,141,769	305,691
Valuation allowance	(164,099)	(139,615)	(19,927)
Total deferred tax assets, net of valuation allowance	1,675,827	2,002,154	285,764

Deferred tax liabilities:
Operating lease right-of-use assets	(1,404,226)	(1,785,118)	(254,787)
Withholding tax on distributable earnings	—	(339,797)	(48,499)
Total deferred tax liabilities	(1,404,226)	(2,124,915)	(303,286)

Reported as:
Deferred tax assets, net	271,601	217,036	30,977
Deferred tax liabilities	—	(339,797)	(48,499)

The valuation allowance of RMB164.1 million and RMB139.6 million (US$19.9 million) as of December 31, 2024 and 2025 was primarily provided for the deferred income tax assets of certain subsidiaries, which were not able to utilize portion or all of the benefits of the deferred tax assets due to lack of sufficient sources of future taxable income.

Valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that some portion or all of the benefits of the deferred tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilizable. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

As of December 31, 2025, the Group had accumulated tax losses of RMB266.4 million (US$38.0 million) derived from entities in PRC, which can be carried forward per tax regulation to offset future taxable income. The PRC taxable losses will expire from 2026 to 2030 if not utilized.

16.  TAXATION (CONTINUED)

Deferred Taxes (continued)

Cash payments for tax liabilities on income tax were RMB426.7 million, RMB455.9 million and RMB1,257.0 million (US$179.4 million) in 2023, 2024 and 2025, respectively.

	For the year ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
PRC	426,744	455,857	1,242,108	177,284
Hong Kong, PRC	—	—	14,885	2,125
Other foreign jurisdictions	—	—	—	—
Total cash payment	426,744	455,857	1,256,993	179,409

Unrecognized Tax Position

As of December 31, 2024 and 2025, unrecognized tax benefits were RMB59.1 million and RMB28.7 million (US$4.1 million), among which, RMB 56.7 million and RMB27.1 million (US$3.9 million) of unrecognized tax benefits as of December 31, 2024 and 2025, respectively, would impact the effective tax rate if ultimately recognized after considering valuation allowance. The unrecognized tax benefits were primarily related to deemed sales of free coupons to customers.

A roll-forward of unrecognized tax benefits is as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Balance at beginning of year	79,520	59,063	8,430
Decrease based on tax positions related to the current year	(20,457)	(30,327)	(4,329)

Balance at end of year	59,063	28,736	4,101

The Group’s tax returns continue to remain effectively subject to examination by China tax authorities for the years 2021 through 2025.